Stockholders' Equity (Schedule of Shares of Common Stock Reserved for Issuance) (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 09, 2018	Sep. 13, 2016	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase common stock				331,193	331,193
Total common stock reserved for future issuance				33,763,713
Total fair value of options vested				$ 2,000,000	$ 4,800,000
Weighted-average fair value of options granted during the period				$ 0.79	$ 0.47
Weighted-average period			1 year 7 months 6 days	1 year 4 months 24 days
Unrecognized compensation expense			$ 700,000	$ 1,000,000
2019 LPC Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance				14,500,000
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding				15,881,406
Available for future grants	7,500,000	3,000,000		3,050,799
Vesting period expiration			10 years	10 years
Number of shares authorized to be issued under the plan	16,050,000
2012 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total common stock reserved for future issuance		125,000				1,100,000
Vesting period			4 years	4 years
2012 Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years	3 years
2001 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding				315
2001 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be issued under the plan				426,030